Note 25 - Revenue	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

25.         Revenue

Disaggregated revenue

Colliers has disaggregated its revenue from contract with customers by type of service and reporting segment as presented in the following table. See Note 2, Summary of presentation for additional information on a change in the Company’s reporting segments.

	Real Estate		Investment
	Services	Engineering	Management	Corporate	Consolidated

Year ended December 31,
2024
Leasing	$1,157,484	$-	$-	$-	$1,157,484
Capital Markets	765,297	-	-	-	765,297
Property management	537,626	-	-	-	537,626
Valuation and advisory	465,475	-	-	-	465,475
E&D and project management	-	1,237,384	-	-	1,237,384
IM - Advisory and other	-	-	488,979	-	488,979
IM - Incentive Fees	-	-	23,614	-	23,614
Other	145,728	-	-	437	146,165
Total Revenue	$3,071,610	$1,237,384	$512,593	$437	$4,822,024

2023
Leasing	$1,063,355	$-	$-	$-	$1,063,355
Capital Markets	702,472	-	-	-	702,472
Property management	527,621	-	-	-	527,621
Valuation and advisory	423,999	-	-	-	423,999
E&D and project management	-	990,477	-	-	990,477
IM - Advisory and other	-	-	480,674	-	480,674
IM - Incentive Fees	-	-	6,783	-	6,783
Other	139,291	-	-	469	139,760
Total Revenue	$2,856,738	$990,477	$487,457	$469	$4,335,141

Revenue associated with the Company’s debt finance and loan servicing operations are outside the scope of ASC 606, Revenue from Contracts with Customers (“ASC 606”). During the year ended December 31, 2024 - $32,345 of Capital Markets revenue (2023 - $42,304) and $48,007 of Other Revenue (2023 - $44,549) respectively, was excluded from the scope of ASC 606. Substantially all of these revenues were included within the Real Estate Services segment.

Contract balances

As at December 31, 2024, the Company had contract assets totaling $156,802 of which $134,402 was current ($103,080 as at December 31, 2023 - of which $83,389 was current). During the year ended December 31, 2024, approximately 93% of the current contract assets were moved to accounts receivable or sold under the AR Facility (see note 14).

As at December 31, 2024, the Company had contract liabilities (all current) totaling $63,459 ($45,293 as at December 31, 2023). $43,865 of the contract liability balance at the beginning of the year was recognized to revenue in the year ended December 31, 2024 (2023 - $23,446).

Certain constrained revenues may arise from services that began in a prior reporting period. Consequently, a portion of the revenues the Company recognizes in the current period may be partially related to the services performed in prior periods. Typically, less than 5% of Leasing and Capital Markets revenue recognized in a prior period had previously been constrained and substantially all investment management incentive fees recognized in the year were previously constrained.